Significant Accounting Policies - Recently Issued Accounting Pronouncements (Details) - ASU 2016-02 - Subsequent Event - Inspirato LLC $ in Millions	Jan. 01, 2022 USD ($)
Operating lease liability	$ 203
Operating lease liability, right-of-use asset	$ 203